Other Long Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other long term liabilities
Other long term liabilities consist of:

	December 31, 2022	December 31, 2021
Deferred credit(1)	$20,788	$20,788
Other tax payables	—	16
Severance liabilities	6,172	4,887
	$26,960	$25,691
(1)Represents the obligation to deliver future silver production of Navidad pursuant to a silver stream contract.